Compensation and benefits	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Compensation and benefits
4.
Compensation and benefits

Compensation and benefits expenses consist of costs for direct employees of the Company. Compensation of individual contractors is reported as Research and development expenses or Other operating expenses, as applicable, based on the roles assigned to the individuals.

	Year Ended December 31,
($000s)	2022	2021	2020
Salary, payroll tax, benefits, other	$17,389	$18,197	$14,917
Share-based compensation	1,824	2,910	2,755
Total	$19,213	$21,107	$17,672

The table below sets forth the number of employees and individual contractors by their function, measured in full-time equivalents. Most of the contractors live and work in countries in which the Company does not have a formal business presence.

	December 31, 2022		December 31, 2021		December 31, 2020
	Employees	Contractors	Employees	Contractors	Employees	Contractors
Research and development	64	6	77	8	75	6
Marketing and sales	6	9	6	9	6	5
General and administrative	5	2	8	1	7	1
Supply chain and distribution	7	-	2	—	2	—
Total staff	82	17	93	18	90	12

The average number of employees for the years 2022, 2021, and 2020 were 90, 95 and 93 full-time equivalents, respectively.

The Company provides health and other benefits to employees consistent with common practice in the countries in which it operates. No such benefits are provided to individual contractors.

The parent company contributes to a pension insurance plan for all its Norwegian employees. The plan satisfies the Norwegian mandatory service pension rules. The pension plan is a fully insured, defined contribution plan.

Employees of IDEX America may participate in a health, dental, and vision insurance plan. IDEX America also offers employer-funded plans for life insurance, short-term disability, and long-term disability. IDEX America does not offer or plan to offer any pension plans, except for a 401(k) defined-contribution plan. The Company currently does not match participant contributions to this plan.

IDEX China contributes to the mandatory social security plans in China, including contribution of 21% of eligible salary to each employee’s personal retirement fund.

IDEX UK contributes up to 6% of an employee participant’s base salary to IDEX UK’s pension plan, subject to the employee contributing the same percentage through a salary reduction arrangement. The pension plan is a fully insured, defined-contribution plan.

Share-based compensation includes non-cash expenses associated with the recognition of the costs of share-based awards granted pursuant to the Company’s subscription rights plans and its employee share purchase plan (“ESPP”). See Note 16.

Compensation of Key Management

For 2022 and 2021 key management consisted of the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Technology Officer (“CTO”), and Chief Commercial Officer (“CCO”). For 2020, key management consisted of the CEO, CFO, and CTO.

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Compensation and short-term benefits	$1,362	$1,425	$906
Medical and similar benefits, contributions to pension schemes	62	73	66
Share-based compensation	271	443	449
Total compensation of key management	$1,695	$1,941	$1,421

Compensation and other short-term benefits, whether cash or in kind, are the amounts declared for tax purposes for the respective years. Pension cost and share-based remuneration are expensed amounts in the respecitve years. Gains on exercise of incentive subscription rights, if any, are not included. Employers' tax is not included. The variable incentive pay paid in one year relate to achievements in the previous year. No officers exercised incentive subscription rights in 2022 or 2020. One former officer exercised options in 2021, after employment was terminated.

Key management held the following subscription rights to Ordinary Shares under the subscription rights incentive plans with the following expiration dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2022	2021	2020
August 14, 2019	May 9, 2024	1.65	327,800	327,800	2,327,800
February 26, 2020	May 9, 2024	1.11	5,000,000	5,000,000	5,000,000
June 17, 2020	May 15, 2025	1.71	1,125,000	1,125,000	1,125,000
April 20, 2021	May 15, 2025	2.71		2,750,000
June 3, 2021	May 12, 2026	2.38	2,000,000	2,000,000
August 11, 2021	May 12, 2026	2.40	1,420,700	1,668,100
March 23, 2022	May 12, 2026	2.08	836,900
August 10, 2022	May 12, 2027	1.18	1,631,000
Total			12,341,400	12,870,900	8,452,800

Compensation paid to the Board is presented in Note 17.